Fees Summary	Jul. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,065,000
Previously Paid Amount	0.00
Total Fee Amount	147.08
Total Offset Amount	0.00
Net Fee	147.08
Narrative - Max Aggregate Offering Price	$ 1,065,000
Final Prospectus	true